Noncontrolling Interests (Tables)	6 Months Ended
Jun. 30, 2020
Noncontrolling Interests
Schedule of reconciliation of non-controlling interest

	June 30,	December 31,
	2020	2019

Beginning Balance	$4,346,216	$7,918,096
Proportionate shares of net loss	(253,220)	(3,601,728)
Foreign currency translation adjustment	1,246	29,848

Total	$4,094,242	$4,346,216